Financial Risk Management - Exposure to currency risk (Detail) - Currency risk [member] ₫ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 VND (₫)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure | $	$ (215)				$ (859)
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure		¥ (13,932)				¥ (23,398)
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure			¥ (26,923)				¥ (19,043)
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure | ₫				₫ (1,485,175)				₫ (1,796,335)